Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

	Kinetik 401(k) Plan
	Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
	Plan #001 / EIN: 84-2885657
	December 31, 2025

	Participant Contributions Transferred Late to Plan		Total that Constitute Nonexempt Prohibited Transactions
	Check Here if Late Participant Loan Payments are Included: ☑	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
2024*	$153,456	$—	$153,456	$—	$—
•Contributions have been remitted into the Plan in 2024. Lost earnings for late remittances had been calculated and deposited in 2025.